Vanguard® Mega Cap Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Linde plc	366,922	116,733
	Ecolab Inc.	183,197	40,573
	Freeport-McMoRan Inc.	523,341	19,405
	Newmont Corp.	284,933	15,648
			192,359
Consumer Discretionary (26.4%)
*	Amazon.com Inc.	306,357	1,074,415
*	Tesla Inc.	570,183	652,723
	Home Depot Inc.	750,954	300,840
*	Netflix Inc.	314,981	202,186
*	Walt Disney Co.	1,293,051	187,363
	Costco Wholesale Corp.	314,635	169,708
	NIKE Inc. Class B	909,473	153,919
	McDonald's Corp.	531,427	129,987
	Lowe's Cos. Inc.	497,489	121,681
	Starbucks Corp.	839,012	91,989
*	Booking Holdings Inc.	29,288	61,559
	TJX Cos. Inc.	815,661	56,607
	Estee Lauder Cos. Inc. Class A	156,816	52,074
*	Airbnb Inc. Class A	227,214	39,204
	Dollar General Corp.	166,094	36,757
*	Uber Technologies Inc.	938,665	35,669
	Activision Blizzard Inc.	553,411	32,430
*	O'Reilly Automotive Inc.	49,117	31,345
	Ross Stores Inc.	253,876	27,695
*	Marriott International Inc. Class A	185,283	27,340
	Yum! Brands Inc.	210,385	25,844
	Electronic Arts Inc.	202,587	25,165
*	Roblox Corp. Class A	185,583	23,402
*	Lululemon Athletica Inc.	42,185	19,169
*	Carvana Co. Class A	60,111	16,856
*	Chipotle Mexican Grill Inc. Class A	9,470	15,563
*	Rivian Automotive Inc. Class A	122,268	14,643
*	AutoZone Inc.	7,699	13,990
*	Hilton Worldwide Holdings Inc.	99,395	13,425
			3,653,548
Consumer Staples (0.7%)
	Colgate-Palmolive Co.	600,170	45,025
*	Monster Beverage Corp.	263,234	22,054
	Hershey Co.	103,491	18,368
	Brown-Forman Corp. Class B	205,389	14,451

		Shares	Market Value ($000)
	Brown-Forman Corp. Class A	28,518	1,873
			101,771
Financials (1.4%)
	S&P Global Inc.	171,427	78,124
	Aon plc Class A (XNYS)	152,597	45,134
	Moody's Corp.	112,564	43,972
*	Coinbase Global Inc. Class A	91,279	28,753
			195,983
Health Care (6.1%)
	Thermo Fisher Scientific Inc.	279,951	177,161
*	Moderna Inc.	244,179	86,056
*	Intuitive Surgical Inc.	253,927	82,359
	Zoetis Inc.	337,154	74,862
	Danaher Corp.	228,583	73,521
	Stryker Corp.	241,518	57,150
*	Edwards Lifesciences Corp.	443,769	47,621
*	Regeneron Pharmaceuticals Inc.	71,073	45,240
*	Illumina Inc.	111,345	40,678
*	Boston Scientific Corp.	1,012,541	38,547
*	Vertex Pharmaceuticals Inc.	184,724	34,532
*	Align Technology Inc.	53,362	32,633
	Agilent Technologies Inc.	215,630	32,539
*	IDEXX Laboratories Inc.	30,188	18,356
			841,255
Industrials (8.6%)
	Visa Inc. Class A	1,200,900	232,698
	Mastercard Inc. Class A	626,948	197,438
	Accenture plc Class A	451,230	161,270
*	PayPal Holdings Inc.	836,160	154,598
*	Boeing Co.	417,009	82,505
*	Square Inc. Class A	282,743	58,904
	Sherwin-Williams Co.	168,667	55,869
	United Parcel Service Inc. Class B	259,084	51,394
*	Fiserv Inc.	424,184	40,942
	General Electric Co.	390,596	37,103
	Automatic Data Processing Inc.	150,793	34,817
	Paychex Inc.	230,468	27,472
	Global Payments Inc.	209,070	24,888
	Fidelity National Information Services Inc.	220,226	23,014
	Rockwell Automation Inc.	41,262	13,872
			1,196,784
Real Estate (1.6%)
	American Tower Corp.	323,819	84,996
	Crown Castle International Corp.	307,618	55,879
	Equinix Inc.	63,859	51,866
	Public Storage	106,074	34,727
			227,468
Technology (53.2%)
	Apple Inc.	11,174,689	1,847,176
	Microsoft Corp.	5,347,511	1,767,834
*	Alphabet Inc. Class A	214,179	607,829
	NVIDIA Corp.	1,689,913	552,196
*	Alphabet Inc. Class C	193,723	551,924
*	Meta Platforms Inc. Class A	1,696,348	550,397
*	Adobe Inc.	338,981	227,066
*	salesforce.com Inc.	626,056	178,401

		Shares	Market Value ($000)
*	Advanced Micro Devices Inc.	863,204	136,706
	Texas Instruments Inc.	656,994	126,386
	Intuit Inc.	184,770	120,525
	Applied Materials Inc.	642,575	94,581
*	ServiceNow Inc.	140,918	91,273
	Lam Research Corp.	101,008	68,670
*	Snowflake Inc. Class A	189,696	64,525
*	Snap Inc. Class A	849,100	40,426
*	Autodesk Inc.	156,528	39,788
*	Workday Inc. Class A	134,510	36,887
	Roper Technologies Inc.	74,947	34,787
*	Twilio Inc. Class A	118,819	34,000
	Micron Technology Inc.	400,238	33,620
*	Crowdstrike Holdings Inc. Class A	141,740	30,777
*	Zoom Video Communications Inc. Class A	145,257	30,709
*	DoorDash Inc. Class A	141,724	25,336
	KLA Corp.	54,330	22,174
*	DocuSign Inc. Class A	65,720	16,191
*	Twitter Inc.	269,251	11,831
*	Palantir Technologies Inc. Class A	564,434	11,655
	VMware Inc. Class A	74,405	8,686
*	Pinterest Inc. Class A	197,548	7,914
			7,370,270
Telecommunications (0.5%)
*	Charter Communications Inc. Class A	84,962	54,909
*	Roku Inc.	41,400	9,423
			64,332
Total Common Stocks (Cost $8,153,174)			13,843,770
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.077% (Cost $15,408)	154,081	15,408
Total Investments (100.0%) (Cost $8,168,582)			13,859,178
Other Assets and Liabilities—Net (0.0%)			6,829
Net Assets (100%)			13,866,007
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2021	59	19,058	498
E-mini S&P 500 Index	December 2021	13	2,968	39
				537

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.